STOCK OPTIONS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Aggregate Intrinsic Value
Outstanding, end of period	$ 0
Stock Options
Shares
Outstanding, beginning of period	100,000,000	56,000,000	12,010,000
Granted	3,500,000	45,000,000	44,000,000
Exercised	(3,916,667)	(1,000,000)	0
Forfeitures	(17,083,333)	0	(10,000)
Outstanding, end of period	82,500,000	100,000,000	56,000,000
Weighted Average Exercise Price
Outstanding, beginning of period	$ 0.0094	$ 0.007	$ 0.001
Granted	.0080	0.013	0.006
Exercised	(.0060)	0.006	(0.000)
Forfeitures	(.0076)	(0.0000)	(0.000)
Outstanding, end of period	$ .0099	$ 0.0094	$ 0.007
Aggregate Intrinsic Value
Outstanding, beginning of period	$ 940,000	$ 400,000	$ 120,500
Granted	$ 34,000	$ 596,000	$ 280,000
Exercised	$ (23,500)	$ (6,000)	$ 0
Forfeitures	$ (130,500)	$ 0	$ (500)
Outstanding, end of period	$ 820,000	$ 940,000	$ 400,000